                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07927

                   Morgan Stanley Financial Services Trust
               (Exact name of registrant as specified in charter)

                522 Fifth Avenue, New York, New York        10036
              (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 5/31

Date of reporting period: 7/1/08 - 6/30/09

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07927
Reporting Period: 07/01/2008 - 06/30/2009
Morgan Stanley Financial Services Trust









=================== MORGAN STANLEY FINANCIAL SERVICES TRUST ====================


BANK OF AMERICA CORP.

Ticker:       BAC            Security ID:  060505104
Meeting Date: DEC 5, 2008    Meeting Type: Special
Record Date:  OCT 10, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with         For       For          Management
      Acquisition
2     Amend Omnibus Stock Plan                For       For          Management
3     Increase Authorized Common Stock        For       For          Management
4     Adjourn Meeting                         For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Financial Services Trust

By (Signature and Title)*


                                        /s/ Randy Takian
                                        ----------------------------------------
                                        Randy Takian
                                        President and Principal Executive
                                        Officer - Office of the Funds

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.